Schedule of Investments(a)
November 30, 2024
(Unaudited)

Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–67.20%
Aerospace & Defense–1.41%
BAE Systems PLC (United Kingdom), 5.00%, 03/26/2027(b)	$1,534,000	$1,545,813
Boeing Co. (The),
4.88%, 05/01/2025	3,090,000	3,086,665
6.26%, 05/01/2027(b)	1,035,000	1,061,060
6.30%, 05/01/2029(b)(c)	1,502,000	1,564,976
L3Harris Technologies, Inc., 5.40%, 01/15/2027	4,754,000	4,833,886
Lockheed Martin Corp., 4.50%, 02/15/2029(c)	1,656,000	1,655,206
RTX Corp.,
5.00%, 02/27/2026	729,000	732,441
5.75%, 11/08/2026	5,864,000	5,982,051
5.75%, 01/15/2029	1,570,000	1,637,069
TransDigm, Inc.,
6.75%, 08/15/2028(b)	874,000	892,537
6.38%, 03/01/2029(b)	4,621,000	4,702,082
		27,693,786
Agricultural & Farm Machinery–0.95%
AGCO Corp., 5.45%, 03/21/2027	1,787,000	1,809,873
CNH Industrial Capital LLC, 5.45%, 10/14/2025	3,109,000	3,127,972
John Deere Capital Corp.,
5.30%, 09/08/2025(c)	11,545,000	11,608,554
5.15%, 09/08/2026	1,389,000	1,408,355
4.90%, 03/03/2028	616,000	625,755
		18,580,509
Application Software–0.80%
Cadence Design Systems, Inc., 4.30%, 09/10/2029(c)	2,772,000	2,739,870
Constellation Software, Inc. (Canada), 5.16%, 02/16/2029(b)	1,234,000	1,255,376
Intuit, Inc.,
5.25%, 09/15/2026	3,398,000	3,441,429
5.13%, 09/15/2028(c)	5,592,000	5,726,265
Open Text Corp. (Canada), 6.90%, 12/01/2027(b)	456,000	474,312
Roper Technologies, Inc., 4.50%, 10/15/2029(c)	2,024,000	2,006,694
		15,643,946
Asset Management & Custody Banks–1.58%
Bank of New York Mellon Corp. (The), 4.98%, 03/14/2030(d)	1,197,000	1,210,767
Blackstone Secured Lending Fund, 5.88%, 11/15/2027	893,000	913,740
New Mountain Finance Corp., 6.20%, 10/15/2027	6,294,000	6,273,270
Principal Amount		Value
Asset Management & Custody Banks–(continued)
State Street Corp.,
4.86%, 01/26/2026(d)	$1,556,000	$1,555,689
5.10%, 05/18/2026(c)(d)	3,917,000	3,923,143
5.27%, 08/03/2026(c)	5,564,000	5,631,688
5.75%, 11/04/2026(c)(d)	1,252,000	1,263,486
4.99%, 03/18/2027	3,744,000	3,785,512
4.53%, 02/20/2029(d)	3,011,000	3,001,688
5.68%, 11/21/2029(c)(d)	3,254,000	3,377,339
		30,936,322
Automobile Manufacturers–5.43%
Allison Transmission, Inc., 4.75%, 10/01/2027(b)	4,950,000	4,847,455
American Honda Finance Corp., 5.80%, 10/03/2025	8,147,000	8,230,679
Daimler Truck Finance North America LLC (Germany),
5.20%, 01/17/2025(b)	2,109,000	2,109,810
5.60%, 08/08/2025(b)	2,788,000	2,806,823
5.15%, 01/16/2026(b)(c)	2,096,000	2,104,321
Ford Motor Credit Co. LLC,
7.83% (SOFR + 2.95%), 03/06/2026(e)	3,384,000	3,454,217
5.85%, 05/17/2027(c)	8,420,000	8,547,116
6.80%, 11/07/2028	2,398,000	2,510,707
Hyundai Capital America,
5.88%, 04/07/2025(b)	3,225,000	3,231,505
5.80%, 06/26/2025(b)	3,909,000	3,928,765
5.65%, 06/26/2026(b)	1,595,000	1,613,492
5.30%, 03/19/2027(b)	3,410,000	3,451,943
5.60%, 03/30/2028(b)(c)	958,000	978,575
Mercedes-Benz Finance North America LLC (Germany),
5.69% (SOFR + 0.93%), 03/30/2025(b)(e)	4,269,000	4,278,556
5.38%, 08/01/2025(b)	5,657,000	5,680,850
Toyota Motor Credit Corp.,
5.28% (SOFR + 0.56%), 01/10/2025(e)	4,903,000	4,904,704
5.60%, 09/11/2025	8,412,000	8,479,036
4.55%, 08/07/2026	6,663,000	6,674,946
5.25%, 09/11/2028	4,654,000	4,775,083
4.55%, 08/09/2029(c)	1,370,000	1,369,538
Volkswagen Group of America Finance LLC (Germany),
5.80%, 09/12/2025(b)(c)	7,138,000	7,192,452
5.40%, 03/20/2026(b)	7,035,000	7,068,527
4.90%, 08/14/2026(b)	2,956,000	2,946,020
5.30%, 03/22/2027(b)	5,399,000	5,431,400
		106,616,520
Automotive Parts & Equipment–0.05%
ERAC USA Finance LLC, 5.00%, 02/15/2029(b)	989,000	1,004,138
Automotive Retail–0.59%
Advance Auto Parts, Inc., 5.90%, 03/09/2026(c)	1,889,000	1,902,182
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value
Automotive Retail–(continued)
Lithia Motors, Inc., 4.63%, 12/15/2027(b)	$6,000,000	$5,833,757
O’Reilly Automotive, Inc., 5.75%, 11/20/2026	3,712,000	3,787,975
		11,523,914
Biotechnology–0.30%
AbbVie, Inc., 4.80%, 03/15/2027	3,566,000	3,593,140
Amgen, Inc., 5.25%, 03/02/2025	2,372,000	2,373,852
		5,966,992
Building Products–0.09%
Lennox International, Inc., 5.50%, 09/15/2028	1,759,000	1,804,092
Cable & Satellite–0.24%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.15%, 11/10/2026	4,687,000	4,787,935
Cargo Ground Transportation–0.45%
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
5.75%, 05/24/2026(b)	1,933,000	1,956,264
5.35%, 01/12/2027(b)	1,161,000	1,173,015
6.05%, 08/01/2028(b)(c)	1,342,000	1,395,624
Ryder System, Inc.,
5.30%, 03/15/2027(c)	2,877,000	2,915,417
4.90%, 12/01/2029	1,308,000	1,311,628
		8,751,948
Commercial & Residential Mortgage Finance–0.15%
Nationwide Building Society (United Kingdom), 6.56%, 10/18/2027(b)(d)	2,792,000	2,872,306
Construction Machinery & Heavy Transportation Equipment– 0.36%
Caterpillar Financial Services Corp.,
5.11% (SOFR + 0.46%), 08/11/2025(e)	1,718,000	1,721,627
5.15%, 08/11/2025	2,226,000	2,234,306
Komatsu Finance America, Inc., 5.50%, 10/06/2027(b)(c)	2,959,000	3,023,835
		6,979,768
Consumer Electronics–0.83%
LG Electronics, Inc. (South Korea),
5.63%, 04/24/2027(b)	14,770,000	14,997,780
5.63%, 04/24/2029(b)	1,284,000	1,318,014
		16,315,794
Consumer Finance–0.83%
American Express Co., 5.65%, 04/23/2027(d)	3,823,000	3,868,160
Capital One Financial Corp., 7.15%, 10/29/2027(d)	1,948,000	2,027,310
Principal Amount		Value
Consumer Finance–(continued)
General Motors Financial Co., Inc.,
6.03% (SOFR + 1.30%), 04/07/2025(e)	$5,130,000	$5,144,829
6.05%, 10/10/2025	4,805,000	4,852,949
5.40%, 04/06/2026	456,000	459,305
		16,352,553
Distillers & Vintners–0.24%
Diageo Capital PLC (United Kingdom), 5.38%, 10/05/2026	4,634,000	4,705,269
Distributors–0.26%
Genuine Parts Co.,
6.50%, 11/01/2028	2,218,000	2,349,169
4.95%, 08/15/2029	2,784,000	2,784,375
		5,133,544
Diversified Banks–20.48%
Australia and New Zealand Banking Group Ltd. (Australia), 5.00%, 03/18/2026	7,277,000	7,331,009
Banco Santander S.A. (Spain),
5.15%, 08/18/2025	2,800,000	2,805,291
6.53%, 11/07/2027(c)(d)	400,000	412,447
Bank of America Corp., 5.08%, 01/20/2027(d)	3,389,000	3,399,723
Bank of America N.A.,
5.65%, 08/18/2025	8,429,000	8,486,600
5.53%, 08/18/2026	3,576,000	3,635,195
Bank of Montreal (Canada),
5.92%, 09/25/2025(c)	9,233,000	9,326,214
5.30%, 06/05/2026(c)	1,370,000	1,384,925
6.00% (SOFR + 1.33%), 06/05/2026(c)(e)	3,171,000	3,203,638
Banque Federative du Credit Mutuel S.A. (France),
4.94%, 01/26/2026(b)	2,421,000	2,425,982
5.19%, 02/16/2028(b)	3,851,000	3,891,692
Barclays PLC (United Kingdom), 6.50%, 09/13/2027(d)	5,866,000	6,015,095
BPCE S.A. (France), 5.20%, 01/18/2027(b)(c)	2,306,000	2,330,016
Canadian Imperial Bank of Commerce (Canada), 5.93%, 10/02/2026(c)	9,233,000	9,440,342
Citibank N.A.,
5.86%, 09/29/2025	7,050,000	7,114,709
5.44%, 04/30/2026	6,497,000	6,565,998
4.93%, 08/06/2026	3,531,000	3,551,287
5.49%, 12/04/2026	6,844,000	6,963,279
5.37% (SOFR + 0.71%), 11/19/2027(c)(e)	9,023,000	9,028,355
Citigroup, Inc.,
6.10% (3 mo. Term SOFR + 1.51%), 07/01/2026(e)	8,855,000	8,908,543
5.61%, 09/29/2026(c)(d)	4,854,000	4,884,085
4.54%, 09/19/2030(d)	3,853,000	3,794,944
Comerica, Inc., 5.98%, 01/30/2030(d)	724,000	739,496
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value
Diversified Banks–(continued)
Cooperatieve Rabobank U.A. (Netherlands),
4.33%, 08/28/2026	$7,151,000	$7,141,653
5.50%, 10/05/2026	8,799,000	8,959,324
Credit Agricole S.A. (France), 4.63%, 09/11/2028(b)(d)	3,180,000	3,156,528
Fifth Third Bancorp, 6.34%, 07/27/2029(d)	451,000	471,996
Goldman Sachs Bank USA, 5.28%, 03/18/2027(d)	9,243,000	9,305,747
HSBC Holdings PLC (United Kingdom),
7.34%, 11/03/2026(d)	4,375,000	4,468,877
5.89%, 08/14/2027(d)	2,600,000	2,640,758
5.13%, 11/19/2028(d)	9,267,000	9,308,293
5.69% (SOFR + 1.04%), 11/19/2028(e)	5,920,000	5,942,471
5.94% (SOFR + 1.29%), 11/19/2030(e)	6,660,000	6,682,324
HSBC USA, Inc., 5.29%, 03/04/2027	6,809,000	6,914,430
ING Groep N.V. (Netherlands), 6.08%, 09/11/2027(c)(d)	4,722,000	4,819,389
JPMorgan Chase & Co.,
5.55%, 12/15/2025(d)	8,029,000	8,029,856
6.07%, 10/22/2027(d)	5,042,000	5,163,501
5.04%, 01/23/2028(c)(d)	4,907,000	4,936,915
5.57%, 04/22/2028(c)(d)	2,803,000	2,856,054
4.98%, 07/22/2028(d)	9,063,000	9,122,956
4.51%, 10/22/2028(c)(d)	5,499,000	5,467,883
6.09%, 10/23/2029(d)	2,747,000	2,875,411
JPMorgan Chase Bank N.A., 5.11%, 12/08/2026	3,765,000	3,811,000
KeyBank N.A.,
4.70%, 01/26/2026(c)	1,588,000	1,585,322
5.85%, 11/15/2027(c)	1,773,000	1,823,781
Lloyds Banking Group PLC (United Kingdom),
5.99%, 08/07/2027(d)	2,793,000	2,840,102
5.46%, 01/05/2028(d)	6,021,000	6,090,613
5.72% (SOFR + 1.06%), 11/26/2028(e)	8,432,000	8,443,460
Macquarie Bank Ltd. (Australia), 5.39%, 12/07/2026(b)(c)	6,430,000	6,533,565
Manufacturers & Traders Trust Co.,
5.40%, 11/21/2025	4,765,000	4,790,072
4.65%, 01/27/2026	3,773,000	3,768,414
Mitsubishi UFJ Financial Group, Inc. (Japan), 5.54%, 04/17/2026(c)(d)	5,652,000	5,663,288
Morgan Stanley Bank N.A.,
5.48%, 07/16/2025(c)	2,352,000	2,363,812
5.88%, 10/30/2026	3,641,000	3,727,781
4.45%, 10/15/2027(d)	5,917,000	5,888,348
4.95%, 01/14/2028(d)	5,203,000	5,226,732
5.50%, 05/26/2028(d)	6,503,000	6,616,867
Morgan Stanley Bank, N.A., 4.97%, 07/14/2028(d)	5,526,000	5,556,755
National Securities Clearing Corp.,
5.15%, 05/30/2025(b)	1,757,000	1,762,175
5.10%, 11/21/2027(b)	2,739,000	2,779,383
Principal Amount		Value
Diversified Banks–(continued)
NatWest Group PLC (United Kingdom),
7.47%, 11/10/2026(d)	$2,599,000	$2,657,752
5.58%, 03/01/2028(d)	3,774,000	3,831,384
5.52%, 09/30/2028(d)	1,900,000	1,929,522
Norinchukin Bank (The) (Japan), 5.09%, 10/16/2029(b)	946,000	949,850
PNC Bank N.A., 5.14% (SOFR + 0.50%), 01/15/2027(e)	7,021,000	7,026,426
PNC Financial Services Group, Inc. (The),
5.81%, 06/12/2026(c)(d)	3,950,000	3,971,671
6.62%, 10/20/2027(d)	3,500,000	3,614,225
5.58%, 06/12/2029(d)	3,258,000	3,339,795
Royal Bank of Canada (Canada), 4.88%, 01/19/2027(c)	1,758,000	1,772,953
Standard Chartered PLC (United Kingdom),
6.19%, 07/06/2027(b)(d)	2,602,000	2,649,799
6.75%, 02/08/2028(b)(d)	2,974,000	3,081,092
Sumitomo Mitsui Financial Group, Inc. (Japan), 5.46%, 01/13/2026	5,787,000	5,832,884
Sumitomo Mitsui Trust Bank Ltd. (Japan),
5.65%, 03/09/2026(b)	1,930,000	1,953,911
5.65%, 09/14/2026(b)	2,081,000	2,116,711
5.20%, 03/07/2027(b)(c)	3,192,000	3,234,649
U.S. Bancorp,
5.73%, 10/21/2026(d)	4,293,000	4,326,089
6.79%, 10/26/2027(d)	9,679,000	10,031,872
UBS AG (Switzerland), 5.80%, 09/11/2025	6,137,000	6,193,285
Wells Fargo & Co.,
5.71%, 04/22/2028(d)	1,733,000	1,768,008
5.57%, 07/25/2029(d)	1,690,000	1,732,893
6.30%, 10/23/2029(d)	1,888,000	1,986,129
7.63%(c)(d)(f)	1,839,000	1,963,269
Wells Fargo Bank N.A.,
4.81%, 01/15/2026(c)	3,484,000	3,495,526
5.45%, 08/07/2026	3,703,000	3,755,141
5.25%, 12/11/2026(c)	6,525,000	6,612,699
Westpac Banking Corp. (Australia), 5.10% (SOFR + 0.46%), 10/20/2026(e)	9,057,000	9,062,891
		402,065,127
Diversified Capital Markets–1.21%
Ares Strategic Income Fund, 5.70%, 03/15/2028(b)(c)	3,330,000	3,342,321
UBS Group AG (Switzerland),
6.37%, 07/15/2026(b)(d)	7,057,000	7,114,041
5.71%, 01/12/2027(b)(d)	7,442,000	7,503,833
6.25%, 09/22/2029(b)(d)	5,598,000	5,856,576
		23,816,771
Diversified Financial Services–1.30%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
6.10%, 01/15/2027	6,665,000	6,832,017
5.75%, 06/06/2028	1,738,000	1,792,522
Avolon Holdings Funding Ltd. (Ireland), 6.38%, 05/04/2028(b)(c)	3,126,000	3,245,577
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value
Diversified Financial Services–(continued)
LPL Holdings, Inc.,
5.70%, 05/20/2027	$1,143,000	$1,162,373
6.75%, 11/17/2028(c)	1,206,000	1,278,871
OPEC Fund for International Development (The) (Supranational), 4.50%, 01/26/2026(b)	11,240,000	11,212,232
		25,523,592
Diversified Metals & Mining–0.75%
BHP Billiton Finance (USA) Ltd. (Australia),
5.25%, 09/08/2026(c)	8,470,000	8,570,402
5.10%, 09/08/2028	4,459,000	4,547,681
Glencore Funding LLC (Australia), 5.79% (SOFR + 1.06%), 04/04/2027(b)(e)	1,690,000	1,704,051
		14,822,134
Diversified Support Services–0.16%
Element Fleet Management Corp. (Canada), 6.32%, 12/04/2028(b)(c)	2,809,000	2,960,998
Ritchie Bros. Holdings, Inc. (Canada), 6.75%, 03/15/2028(b)	217,000	223,683
		3,184,681
Electric Utilities–3.81%
Alexander Funding Trust II, 7.47%, 07/31/2028(b)	1,780,000	1,898,934
CenterPoint Energy Houston Electric LLC, 5.20%, 10/01/2028(c)	1,316,000	1,345,273
Consolidated Edison Co. of New York, Inc., 5.17% (SOFR + 0.52%), 11/18/2027(e)	4,240,000	4,247,342
Duke Energy Corp.,
5.00%, 12/08/2025	2,301,000	2,309,403
4.85%, 01/05/2027	4,483,000	4,510,328
5.00%, 12/08/2027	701,000	708,142
4.85%, 01/05/2029	1,032,000	1,037,869
Enel Finance International N.V. (Italy), 7.05%, 10/14/2025(b)	2,526,000	2,572,303
Eversource Energy, 5.00%, 01/01/2027	2,307,000	2,322,569
FirstEnergy Transmission LLC, 4.55%, 01/15/2030(b)	639,000	629,383
Georgia Power Co., 5.41% (SOFR + 0.75%), 05/08/2025(e)	6,995,000	7,013,401
National Rural Utilities Cooperative Finance Corp.,
5.60%, 11/13/2026(c)	3,790,000	3,864,486
5.47% (SOFR + 0.80%), 02/05/2027(e)	10,978,000	11,055,629
4.12%, 09/16/2027	5,235,000	5,182,402
4.85%, 02/07/2029(c)	1,878,000	1,899,888
NextEra Energy Capital Holdings, Inc.,
6.05%, 03/01/2025	1,511,000	1,515,328
5.75%, 09/01/2025	5,344,000	5,379,012
4.95%, 01/29/2026	7,053,000	7,080,545
Oncor Electric Delivery Co. LLC, 4.65%, 11/01/2029(b)(c)	2,475,000	2,483,224
PacifiCorp, 5.10%, 02/15/2029	1,197,000	1,215,788
Principal Amount		Value
Electric Utilities–(continued)
Southern Co. (The),
5.15%, 10/06/2025	$1,050,000	$1,053,852
Series B, 4.00%, 01/15/2051(d)	2,159,000	2,120,001
Vistra Operations Co. LLC,
5.05%, 12/30/2026(b)	1,889,000	1,893,323
5.63%, 02/15/2027(b)	1,500,000	1,501,371
		74,839,796
Electrical Components & Equipment–0.62%
Regal Rexnord Corp.,
6.05%, 02/15/2026	4,959,000	5,009,367
6.05%, 04/15/2028	2,300,000	2,366,196
Vertiv Group Corp., 4.13%, 11/15/2028(b)	4,950,000	4,718,060
		12,093,623
Environmental & Facilities Services–0.44%
Veralto Corp.,
5.50%, 09/18/2026(c)	6,056,000	6,135,321
5.35%, 09/18/2028	2,461,000	2,514,609
		8,649,930
Financial Exchanges & Data–0.07%
Nasdaq, Inc.,
5.65%, 06/28/2025	979,000	983,463
5.35%, 06/28/2028	417,000	426,689
		1,410,152
Food Distributors–0.15%
Aramark Services, Inc., 5.00%, 04/01/2025(b)(c)	3,034,000	3,032,935
Food Retail–0.51%
Kroger Co. (The),
4.70%, 08/15/2026	5,147,000	5,164,320
4.60%, 08/15/2027(c)	4,799,000	4,821,613
		9,985,933
Gas Utilities–0.04%
Southwest Gas Corp., 5.45%, 03/23/2028	846,000	864,463
Health Care Equipment–0.05%
Smith & Nephew PLC (United Kingdom), 5.15%, 03/20/2027	1,009,000	1,019,459
Health Care Services–0.25%
CVS Health Corp., 5.00%, 01/30/2029	1,320,000	1,324,004
Icon Investments Six DAC,
5.81%, 05/08/2027	2,055,000	2,095,440
5.85%, 05/08/2029	1,536,000	1,578,236
		4,997,680
Hotels, Resorts & Cruise Lines–0.14%
Marriott International, Inc., 4.80%, 03/15/2030(c)	2,676,000	2,675,799
Industrial Machinery & Supplies & Components–0.13%
Ingersoll Rand, Inc., 5.20%, 06/15/2027	1,629,000	1,651,759
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value
Industrial Machinery & Supplies & Components–(continued)
Nordson Corp., 5.60%, 09/15/2028	$873,000	$901,802
		2,553,561
Industrial REITs–0.04%
LXP Industrial Trust, 6.75%, 11/15/2028	751,000	794,017
Integrated Oil & Gas–0.61%
Occidental Petroleum Corp.,
5.88%, 09/01/2025	6,506,000	6,535,109
5.00%, 08/01/2027(c)	4,370,000	4,390,587
5.20%, 08/01/2029	1,058,000	1,062,331
		11,988,027
Integrated Telecommunication Services–0.61%
NBN Co. Ltd. (Australia), 4.00%, 10/01/2027(b)	9,091,000	8,954,098
VEON Holdings B.V. (Netherlands), 4.00%, 04/09/2025(b)	3,001,000	2,948,541
		11,902,639
Interactive Media & Services–0.11%
Meta Platforms, Inc., 4.30%, 08/15/2029(c)	2,169,000	2,161,032
Internet Services & Infrastructure–0.04%
VeriSign, Inc., 5.25%, 04/01/2025	716,000	715,569
Investment Banking & Brokerage–1.60%
Charles Schwab Corp. (The), 5.88%, 08/24/2026	9,356,000	9,549,958
Goldman Sachs Group, Inc. (The),
5.68% (SOFR + 0.81%), 03/09/2027(e)	5,660,000	5,667,700
5.68% (SOFR + 0.82%), 09/10/2027(e)	480,000	480,768
Series W, 7.50%(d)(f)	10,381,000	11,138,024
Morgan Stanley,
5.05%, 01/28/2027(d)	1,760,000	1,766,104
5.65%, 04/13/2028(d)	1,845,000	1,880,766
5.45%, 07/20/2029(d)	900,000	919,702
		31,403,022
Leisure Products–0.10%
Polaris, Inc., 6.95%, 03/15/2029(c)	1,826,000	1,941,194
Life & Health Insurance–4.57%
Athene Global Funding,
5.62%, 05/08/2026(b)(c)	6,688,000	6,754,152
4.86%, 08/27/2026(b)(c)	7,594,000	7,582,929
5.52%, 03/25/2027(b)	2,667,000	2,706,026
Corebridge Global Funding,
6.05% (SOFR + 1.30%), 09/25/2026(b)(c)(e)	4,244,000	4,285,739
4.65%, 08/20/2027(b)	4,109,000	4,108,677
5.90%, 09/19/2028(b)	1,739,000	1,803,954
5.20%, 01/12/2029(b)	1,348,000	1,367,437
5.20%, 06/24/2029(b)	2,499,000	2,532,648
Delaware Life Global Funding, Series 22-1, 3.31%, 03/10/2025(b)	6,041,000	5,984,456
Principal Amount		Value
Life & Health Insurance–(continued)
GA Global Funding Trust,
4.40%, 09/23/2027(b)(c)	$5,367,000	$5,307,411
5.50%, 01/08/2029(b)	2,136,000	2,179,970
Jackson National Life Global Funding, 5.50%, 01/09/2026(b)	4,481,000	4,503,060
MassMutual Global Funding II, 5.10%, 04/09/2027(b)(c)	6,010,000	6,098,153
Northwestern Mutual Global Funding, 5.07%, 03/25/2027(b)	3,075,000	3,118,715
Pacific Life Global Funding II,
5.73% (SOFR + 1.05%), 07/28/2026(b)(e)	4,710,000	4,746,574
5.50%, 08/28/2026(b)(c)	6,652,000	6,753,448
4.50%, 08/28/2029(b)(c)	7,452,000	7,445,985
Pricoa Global Funding I,
5.55%, 08/28/2026(b)(c)	2,811,000	2,860,567
4.40%, 08/27/2027(b)	3,890,000	3,885,245
Principal Life Global Funding II, 5.00%, 01/16/2027(b)(c)	1,252,000	1,263,565
Protective Life Global Funding, 5.37%, 01/06/2026(b)(c)	4,336,000	4,365,608
		89,654,319
Managed Health Care–0.57%
Elevance Health, Inc., 5.35%, 10/15/2025	3,830,000	3,848,488
Humana, Inc., 5.75%, 12/01/2028	1,367,000	1,407,880
UnitedHealth Group, Inc.,
5.15%, 10/15/2025(c)	1,624,000	1,632,613
4.75%, 07/15/2026	4,215,000	4,241,764
		11,130,745
Movies & Entertainment–0.45%
Netflix, Inc., 5.88%, 02/15/2025	2,833,000	2,838,256
Warnermedia Holdings, Inc., 6.41%, 03/15/2026	5,910,000	5,910,129
		8,748,385
Multi-Family Residential REITs–0.50%
Camden Property Trust, 5.85%, 11/03/2026(c)	9,679,000	9,916,135
Multi-Utilities–0.63%
Algonquin Power & Utilities Corp. (Canada), 5.37%, 06/15/2026	2,881,000	2,898,398
CenterPoint Energy, Inc., 6.70%, 05/15/2055(d)	2,496,000	2,504,305
DTE Energy Co., 4.95%, 07/01/2027	1,127,000	1,134,619
NiSource, Inc., 5.25%, 03/30/2028(c)	416,000	423,503
Sempra, 6.63%, 04/01/2055(d)	1,993,000	2,010,500
WEC Energy Group, Inc.,
5.00%, 09/27/2025	2,458,000	2,464,449
5.15%, 10/01/2027	848,000	861,965
		12,297,739
Office REITs–0.30%
Brandywine Operating Partnership L.P., 8.30%, 03/15/2028(c)	4,768,000	5,036,057
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value
Office REITs–(continued)
Office Properties Income Trust, 9.00%, 09/30/2029(b)	$1,069,000	$935,370
		5,971,427
Oil & Gas Exploration & Production–0.36%
Diamondback Energy, Inc.,
5.20%, 04/18/2027(c)	1,571,000	1,591,594
5.15%, 01/30/2030	1,494,000	1,512,414
Pioneer Natural Resources Co., 5.10%, 03/29/2026	459,000	462,505
Transocean Titan Financing Ltd., 8.38%, 02/01/2028(b)	3,495,000	3,600,388
		7,166,901
Oil & Gas Storage & Transportation–3.54%
Columbia Pipelines Holding Co. LLC, 6.06%, 08/15/2026(b)	654,000	664,814
Energy Transfer L.P.,
6.05%, 12/01/2026	4,004,000	4,097,986
5.50%, 06/01/2027	10,706,000	10,895,159
6.10%, 12/01/2028(c)	1,395,000	1,462,229
EQM Midstream Partners L.P., 6.50%, 07/01/2027(b)	9,953,000	10,224,757
Kinder Morgan, Inc., 5.10%, 08/01/2029(c)	3,040,000	3,078,486
ONEOK Partners L.P., 4.90%, 03/15/2025	1,634,000	1,633,729
ONEOK, Inc.,
5.85%, 01/15/2026(c)	1,994,000	2,013,821
5.55%, 11/01/2026	1,792,000	1,816,242
4.25%, 09/24/2027	7,301,000	7,226,390
5.65%, 11/01/2028	660,000	680,817
South Bow USA Infrastructure Holdings LLC (Canada),
4.91%, 09/01/2027(b)(c)	5,447,000	5,442,822
5.03%, 10/01/2029(b)	1,777,000	1,763,776
Tennessee Gas Pipeline Co. LLC, 7.00%, 10/15/2028	8,447,000	9,123,312
Transcanada Trust (Canada), 5.63%, 05/20/2075(d)	3,150,000	3,137,390
Williams Cos., Inc. (The),
5.30%, 08/15/2028	3,877,000	3,952,994
4.80%, 11/15/2029	2,328,000	2,326,406
		69,541,130
Packaged Foods & Meats–0.35%
General Mills, Inc.,
5.24%, 11/18/2025(c)	4,144,000	4,144,646
5.50%, 10/17/2028	1,791,000	1,842,221
The Campbell’s Company, 5.20%, 03/19/2027(c)	961,000	974,293
		6,961,160
Paper & Plastic Packaging Products & Materials–0.06%
Berry Global, Inc., 4.88%, 07/15/2026(b)(c)	1,162,000	1,158,455
Passenger Airlines–0.61%
American Airlines Pass-Through Trust, Series 2021-1, Class B, 3.95%, 07/11/2030	1,617,860	1,507,284
Principal Amount		Value
Passenger Airlines–(continued)
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/2026(b)	$750,000	$750,276
British Airways Pass-Through Trust (United Kingdom), Series 2019-1, Class A, 3.35%, 06/15/2029(b)	294,612	277,618
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.50%, 10/20/2025(b)	4,460,157	4,438,235
United Airlines Pass-Through Trust,
Series 2016-2, Class B, 3.65%, 10/07/2025	1,394,412	1,369,018
Series 2020-1, Class A, 5.88%, 10/15/2027	2,204,607	2,259,919
United AirLines, Inc., 4.38%, 04/15/2026(b)	1,404,000	1,384,951
		11,987,301
Personal Care Products–0.22%
Coty, Inc., 5.00%, 04/15/2026(b)(c)	1,419,000	1,414,661
Kenvue, Inc., 5.50%, 03/22/2025	2,819,000	2,824,312
		4,238,973
Pharmaceuticals–0.56%
AstraZeneca Finance LLC (United Kingdom), 4.80%, 02/26/2027(c)	3,164,000	3,193,178
Bristol-Myers Squibb Co.,
4.95%, 02/20/2026	2,209,000	2,223,559
4.90%, 02/22/2027(c)	690,000	697,930
Eli Lilly and Co., 4.50%, 02/09/2027	4,913,000	4,934,351
		11,049,018
Rail Transportation–0.48%
TTX Co., 5.50%, 09/25/2026(b)	9,402,000	9,518,543
Real Estate Development–0.43%
Piedmont Operating Partnership L.P., 9.25%, 07/20/2028	7,623,000	8,417,441
Regional Banks–0.60%
Huntington Bancshares, Inc., 6.21%, 08/21/2029(d)	1,328,000	1,383,899
Santander Holdings USA, Inc., 6.12%, 05/31/2027(c)(d)	3,061,000	3,108,018
Santander UK Group Holdings PLC (United Kingdom), 6.83%, 11/21/2026(d)	2,692,000	2,735,383
Truist Financial Corp.,
6.05%, 06/08/2027(c)(d)	1,701,000	1,731,535
7.16%, 10/30/2029(d)	910,000	979,498
5.44%, 01/24/2030(c)(d)	1,723,000	1,753,430
		11,691,763
Restaurants–0.21%
Raising Cane’s Restaurants LLC, 9.38%, 05/01/2029(b)	3,842,000	4,135,306
Retail REITs–0.04%
Realty Income Corp., 5.05%, 01/13/2026(c)	774,000	773,178
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value
Self-Storage REITs–0.57%
Extra Space Storage L.P., 5.70%, 04/01/2028	$891,000	$918,760
Public Storage Operating Co.,
5.41% (SOFR + 0.70%), 04/16/2027(c)(e)	9,426,000	9,472,596
5.13%, 01/15/2029	809,000	828,096
		11,219,452
Semiconductors–0.51%
Broadcom, Inc.,
5.05%, 07/12/2027(c)	3,630,000	3,667,276
4.15%, 02/15/2028	5,319,000	5,245,320
Foundry JV Holdco LLC, 5.90%, 01/25/2030(b)	1,050,000	1,070,011
		9,982,607
Soft Drinks & Non-alcoholic Beverages–0.27%
PepsiCo, Inc.,
5.25%, 11/10/2025	2,642,000	2,660,889
5.13%, 11/10/2026	2,593,000	2,630,317
		5,291,206
Sovereign Debt–1.16%
Indonesia Government International Bond (Indonesia), 4.40%, 03/10/2029	9,538,000	9,401,850
Mexico Government International Bond (Mexico), 5.00%, 05/07/2029	9,715,000	9,545,404
Romanian Government International Bond (Romania), 5.88%, 01/30/2029(b)	3,794,000	3,766,275
		22,713,529
Specialized Finance–0.15%
Blackstone Private Credit Fund, 7.05%, 09/29/2025	1,537,000	1,561,477
State Street Bank and Trust Co., 5.12% (SOFR + 0.46%), 11/25/2026(e)	1,394,000	1,394,922
		2,956,399
Specialty Chemicals–0.36%
Sasol Financing USA LLC (South Africa),
4.38%, 09/18/2026(c)	3,892,000	3,759,979
8.75%, 05/03/2029(b)	3,266,000	3,365,548
		7,125,527
Steel–0.44%
ArcelorMittal S.A. (Luxembourg), 6.55%, 11/29/2027	2,755,000	2,883,544
Cleveland-Cliffs, Inc.,
5.88%, 06/01/2027(c)	1,500,000	1,504,122
6.88%, 11/01/2029(b)(c)	1,950,000	1,965,095
POSCO (South Korea), 5.63%, 01/17/2026(b)	2,197,000	2,213,687
		8,566,448
Systems Software–0.11%
Oracle Corp., 5.80%, 11/10/2025(c)	2,090,000	2,110,530
Principal Amount		Value
Tobacco–0.80%
Philip Morris International, Inc.,
5.00%, 11/17/2025	$2,469,000	$2,480,306
4.75%, 02/12/2027	4,348,000	4,368,152
4.38%, 11/01/2027	5,517,000	5,493,499
5.13%, 11/17/2027	1,303,000	1,323,997
5.25%, 09/07/2028	2,076,000	2,123,749
		15,789,703
Trading Companies & Distributors–0.12%
Mitsubishi Corp. (Japan), 5.00%, 07/02/2029(b)(c)	2,393,000	2,433,432
Transaction & Payment Processing Services–0.36%
Fiserv, Inc., 5.15%, 03/15/2027	6,943,000	7,029,992
Wireless Telecommunication Services–0.09%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 4.74%, 03/20/2025(b)	679,375	678,576
T-Mobile USA, Inc., 4.95%, 03/15/2028(c)	1,102,000	1,111,158
		1,789,734
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,306,866,554)		1,319,476,950

Asset-Backed Securities–24.82%
Angel Oak Mortgage Trust,
Series 2020-1, Class A1, 2.16%, 12/25/2059(b)(g)	474,805	456,715
Series 2020-3, Class A1, 1.69%, 04/25/2065(b)(g)	1,705,442	1,598,729
Series 2020-5, Class A1, 1.37%, 05/25/2065(b)(g)	970,196	916,253
Series 2021-3, Class A1, 1.07%, 05/25/2066(b)(g)	2,427,299	2,075,407
Series 2021-7, Class A1, 1.98%, 10/25/2066(b)(g)	9,480,642	8,132,291
Series 2022-1, Class A1, 2.88%, 12/25/2066(b)	5,910,531	5,433,008
Series 2023-6, Class A1, 6.50%, 12/25/2067(b)	4,436,324	4,483,621
Series 2024-10, Class A1, 5.35%, 10/25/2069(b)	3,593,250	3,586,626
Series 2024-2, Class A1, 5.99%, 01/25/2069(b)	5,654,893	5,686,414
Avis Budget Rental Car Funding (AESOP) LLC,
Series 2022-5A, Class A, 6.12%, 04/20/2027(b)	19,000,000	19,297,035
Series 2023-1A, Class A, 5.25%, 04/20/2029(b)	2,033,000	2,056,914
Series 2023-2A, Class A, 5.20%, 10/20/2027(b)	2,425,000	2,440,285
Series 2023-4A, Class A, 5.49%, 06/20/2029(b)	6,690,000	6,831,789
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2021-1A, Class A, 5.95% (3 mo. Term SOFR + 1.32%), 04/18/2034(b)(e)	4,000,000	4,008,308
Series 2022-1A, Class A1, 5.95% (3 mo. Term SOFR + 1.32%), 04/18/2035(b)(e)	2,554,000	2,561,460
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value

BAMLL Commercial Mortgage Securities Trust, Series 2015- 200P, Class A, 3.22%, 04/14/2033(b)	$20,000,000	$19,784,856
Banc of America Mortgage Trust, Series 2004-D, Class 2A2, 6.42%, 05/25/2034(g)	9,192	8,886
Bayview MSR Opportunity Master Fund Trust,
Series 2021-4, Class A8, 2.50%, 10/25/2051(b)(g)	4,678,713	4,129,454
Series 2021-5, Class A1, 3.00%, 11/25/2051(b)(g)	5,490,226	4,698,197
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-6, Class 1A3, 7.37%, 08/25/2033(g)	7,141	6,961
Series 2005-9, Class A1, 0.76% (1 yr. U.S. Treasury Yield Curve Rate + 2.30%), 10/25/2035(e)	80,844	76,713
Series 2006-1, Class A1, 0.65% (1 yr. U.S. Treasury Yield Curve Rate + 2.25%), 02/25/2036(e)	167,928	160,075
Benchmark Mortgage Trust, Series 2018-B1, Class XA, IO, 0.67%, 01/15/2051(h)	16,783,078	225,774
BRAVO Residential Funding Trust, Series 2021-NQM2, Class A1, 0.97%, 03/25/2060(b)(g)	792,159	761,430
Buckhorn Park CLO Ltd., Series 2019-1A, Class ARR, 5.63% (3 mo. Term SOFR + 1.07%), 07/18/2034(b)(e)	1,523,000	1,524,142
BX Commercial Mortgage Trust,
Series 2021-ACNT, Class A, 5.57% (1 mo. Term SOFR + 0.96%), 11/15/2038(b)(e)	2,991,501	2,987,359
Series 2021-VOLT, Class A, 5.42% (1 mo. Term SOFR + 0.81%), 09/15/2036(b)(e)	6,565,000	6,557,366
Series 2021-VOLT, Class B, 5.67% (1 mo. Term SOFR + 1.06%), 09/15/2036(b)(e)	11,325,000	11,275,053
Series 2021-VOLT, Class C, 5.82% (1 mo. Term SOFR + 1.21%), 09/15/2036(b)(e)	2,795,000	2,779,384
Series 2021-VOLT, Class D, 6.37% (1 mo. Term SOFR + 1.76%), 09/15/2036(b)(e)	6,464,000	6,449,070
BX Trust,
Series 2021-LGCY, Class A, 5.23% (1 mo. Term SOFR + 0.62%), 10/15/2036(b)(e)	25,000,000	24,854,505
Series 2022-CLS, Class A, 5.76%, 10/13/2027(b)	2,630,000	2,629,771
Series 2022-LBA6, Class A, 5.61% (1 mo. Term SOFR + 1.00%), 01/15/2039(b)(e)	5,550,000	5,546,018
Series 2022-LBA6, Class B, 5.91% (1 mo. Term SOFR + 1.30%), 01/15/2039(b)(e)	3,435,000	3,425,718
Series 2022-LBA6, Class C, 6.21% (1 mo. Term SOFR + 1.60%), 01/15/2039(b)(e)	1,835,000	1,830,306
Principal Amount		Value

CarMax Auto Owner Trust, Series 2022-4, Class A4, 5.70%, 07/17/2028	$11,274,000	$11,460,526
CD Mortgage Trust, Series 2017- CD6, Class XA, IO, 1.03%, 11/13/2050(h)	6,932,002	131,137
Cedar Funding XI CLO Ltd., Series 2019-11A, Class A1R2, 5.57% (3 mo. Term SOFR + 1.06%), 05/29/2032(b)(e)	3,035,000	3,037,276
Chase Home Lending Mortgage Trust,
Series 2019-ATR1, Class A15, 4.00%, 04/25/2049(b)(g)	43,043	40,665
Series 2019-ATR2, Class A3, 3.50%, 07/25/2049(b)(g)	1,445,041	1,304,645
Chase Mortgage Finance Trust, Series 2005-A2, Class 1A3, 4.95%, 01/25/2036(g)	180,724	167,105
CIFC Funding Ltd., Series 2016- 1A, Class ARR, 6.62% (3 mo. Term SOFR + 1.34%), 10/21/2031(b)(e)	2,424,000	2,427,478
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class XA, IO, 1.13%, 10/12/2050(h)	18,300,928	405,142
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-UST1, Class A4, 7.72%, 08/25/2034(g)	26,119	24,658
Series 2006-AR1, Class 1A1, 7.20% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(e)	319,045	316,271
Series 2021-INV3, Class A3, 2.50%, 05/25/2051(b)(g)	5,231,223	4,288,260
COLT Mortgage Loan Trust,
Series 2021-5, Class A1, 1.73%, 11/26/2066(b)(g)	6,365,220	5,626,140
Series 2022-1, Class A1, 2.28%, 12/27/2066(b)(g)	3,416,730	3,078,476
Series 2022-2, Class A1, 2.99%, 02/25/2067(b)	3,422,692	3,197,623
Series 2022-5, Class A1, 4.55%, 04/25/2067(b)(g)	11,706,067	11,546,297
Countrywide Home Loans Mortgage Pass-Through Trust,
Series 2005-17, Class 1A8, 5.50%, 09/25/2035	134,890	130,791
Series 2005-J4, Class A7, 5.50%, 11/25/2035	261,373	216,563
Credit Suisse Mortgage Capital Trust,
Series 2020-AFC1, Class A1, 3.24%, 02/25/2050(b)(g)	2,605,523	2,480,929
Series 2021-INV1, Class A4, 2.50%, 07/25/2056(b)(g)	11,381,444	10,160,111
Series 2021-NQM1, Class A1, 0.81%, 05/25/2065(b)(g)	759,825	676,915
Series 2021-NQM2, Class A1, 1.18%, 02/25/2066(b)(g)	3,520,378	3,120,435
Series 2022-ATH1, Class A1A, 2.87%, 01/25/2067(b)(g)	4,408,167	4,166,083
Series 2022-ATH2, Class A1, 4.55%, 05/25/2067(b)(g)	5,046,367	5,004,604
Series 2022-NQM4, Class A1A, 4.82%, 06/25/2067(b)	7,888,198	7,836,726
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value

Dryden 93 CLO Ltd., Series 2021-93A, Class A1A, 6.00% (3 mo. Term SOFR + 1.34%), 01/15/2034(b)(e)	$1,705,121	$1,707,506
Ellington Financial Mortgage Trust,
Series 2020-1, Class A1, 2.01%, 05/25/2065(b)(g)	124,357	122,504
Series 2021-1, Class A1, 0.80%, 02/25/2066(b)(g)	949,400	814,102
Series 2022-1, Class A1, 2.21%, 01/25/2067(b)(g)	3,391,524	2,953,538
Series 2022-3, Class A1, 5.00%, 08/25/2067(b)	4,858,003	4,829,914
Enterprise Fleet Financing LLC,
Series 2024-2, Class A2, 5.74%, 12/20/2026(b)	1,461,000	1,473,987
Series 2024-2, Class A3, 5.61%, 04/20/2028(b)	730,000	744,502
Series 2024-4, Class A3, 4.56%, 11/20/2028(b)	1,490,000	1,490,540
Flagstar Mortgage Trust,
Series 2021-11IN, Class A6, 3.70%, 11/25/2051(b)(g)	8,020,608	7,062,852
Series 2021-8INV, Class A6, 2.50%, 09/25/2051(b)(g)	1,671,533	1,477,348
Frontier Issuer LLC, Series 2023-1, Class A2, 6.60%, 08/20/2053(b)	5,507,791	5,620,741
GCAT Trust,
Series 2019-NQM3, Class A1, 3.69%, 11/25/2059(b)(g)	1,248,328	1,208,099
Series 2020-NQM2, Class A1, 2.56%, 04/25/2065(b)	548,059	523,184
GoldenTree Loan Management US CLO 5 Ltd., Series 2019-5A, Class ARR, 5.69% (3 mo. Term SOFR + 1.07%), 10/20/2032(b)(e)	7,000,000	7,005,845
GoldenTree Loan Management US CLO 8 Ltd., Series 2020-8A, Class ARR, 5.75% (3 mo. Term SOFR + 1.15%), 10/20/2034(b)(e)	2,228,000	2,237,670
GS Mortgage-Backed Securities Trust, Series 2021-INV1, Class A6, 2.50%, 12/25/2051(b)(g)	4,279,988	3,781,910
GSR Mortgage Loan Trust, Series 2005-AR4, Class 6A1, 5.27%, 07/25/2035(g)	17,263	16,204
Hertz Vehicle Financing LLC, Series 2021-1A, Class B, 1.56%, 12/26/2025(b)	116,667	116,296
Hilton Grand Vacations Trust, Series 2019 AA, Class A, 2.34%, 07/25/2033(b)	744,225	724,240
HPEFS Equipment Trust, Series 2023-2A, Class A2, 6.04%, 01/21/2031(b)	1,044,324	1,049,073
ICG US CLO Ltd., Series 2016-1A, Class A1RR, 6.12% (3 mo. Term SOFR + 1.51%), 04/29/2034(b)(e)	2,998,492	3,002,936
IP Lending IV Ltd., Series 2022- 4A, Class SNR, 6.05%, 04/28/2027(b)(i)	6,557,000	6,376,682
Principal Amount		Value

JP Morgan Mortgage Trust, Series 2007-A1, Class 5A1, 5.04%, 07/25/2035(g)	$90,694	$91,813
JPMBB Commercial Mortgage Securities Trust, Series 2015- C27, Class XA, IO, 1.19%, 02/15/2048(h)	15,050,031	814
KKR Financial CLO Ltd., Series 2013-1A, Class A1R2, 5.76% (3 mo. Term SOFR + 1.10%), 04/15/2029(b)(e)	2,276,767	2,278,810
Life Mortgage Trust,
Series 2021-BMR, Class A, 5.42% (1 mo. Term SOFR + 0.81%), 03/15/2038(b)(e)	5,853,331	5,783,389
Series 2021-BMR, Class B, 5.60% (1 mo. Term SOFR + 0.99%), 03/15/2038(b)(e)	2,839,421	2,803,909
Madison Park Funding XXIX Ltd., Series 2018-29A, Class AR, 5.81% (3 mo. Term SOFR + 1.18%), 10/18/2030(b)(e)	5,809,091	5,818,990
Mello Mortgage Capital Acceptance Trust,
Series 2021-INV2, Class A4, 2.50%, 08/25/2051(b)(g)	3,293,109	2,902,375
Series 2021-INV3, Class A4, 2.50%, 10/25/2051(b)(g)	3,236,390	2,846,375
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 3A, 2.39%, 11/25/2035(g)	217,755	205,014
MFA Trust, Series 2021-INV2, Class A1, 1.91%, 11/25/2056(b)(g)	6,426,153	5,637,199
MMAF Equipment Finance LLC, Series 2020-A, Class A3, 0.97%, 04/09/2027(b)	2,785,236	2,701,007
Morgan Stanley Capital I Trust, Series 2017-HR2, Class XA, IO, 0.99%, 12/15/2050(h)	6,905,539	150,160
New Residential Mortgage Loan Trust,
Series 2019-NQM4, Class A1, 2.49%, 09/25/2059(b)(g)	527,003	495,667
Series 2020-NQM1, Class A1, 2.46%, 01/26/2060(b)(g)	878,284	820,792
Series 2022-NQM2, Class A1, 3.08%, 03/27/2062(b)(g)	3,276,634	3,052,243
OBX Trust,
Series 2019-EXP1, Class 1A3, 4.00%, 01/25/2059(b)(g)	59,770	58,567
Series 2021-NQM4, Class A1, 1.96%, 10/25/2061(b)(g)	4,975,435	4,188,179
Series 2022-NQM1, Class A1, 2.31%, 11/25/2061(b)(g)	4,084,480	3,627,023
Series 2022-NQM7, Class A1, 5.11%, 08/25/2062(b)	3,027,239	3,011,061
Series 2022-NQM8, Class A1, 6.10%, 09/25/2062(b)	6,832,710	6,838,254
Series 2023-NQM1, Class A1, 6.12%, 11/25/2062(b)(g)	2,887,695	2,897,238
Oceanview Mortgage Trust, Series 2021-3, Class A5, 2.50%, 07/25/2051(b)(g)	3,728,272	3,309,347
PPM CLO 3 Ltd., Series 2019-3A, Class AR, 6.00% (3 mo. Term SOFR + 1.35%), 04/17/2034(b)(e)	3,874,000	3,878,184
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value

PRKCM Trust,
Series 2021-AFC2, Class M1, 5.34%, 08/25/2057(b)(g)	$5,007,934	$4,971,097
Series 2023-AFC4, Class A1, 7.23%, 11/25/2058(b)	5,259,963	5,351,698
Progress Residential Trust,
Series 2021-SFR10, Class A, 2.39%, 12/17/2040(b)	3,418,156	3,133,588
Series 2022-SFR5, Class A, 4.45%, 06/17/2039(b)	8,441,405	8,334,516
Qdoba Funding LLC, Series 2023-1A, Class A2, 8.50%, 09/14/2053(b)	6,368,040	6,709,014
Regatta XIII Funding Ltd., Series 2018-2A, Class A1R, 5.76% (3 mo. Term SOFR + 1.10%), 07/15/2031(b)(e)	3,194,850	3,199,891
Residential Accredit Loans, Inc. Trust, Series 2006-QS13, Class 1A8, 6.00%, 09/25/2036	2,673	2,140
Residential Mortgage Loan Trust,
Series 2019-3, Class A1, 2.63%, 09/25/2059(b)(g)	10,321	10,288
Series 2020-1, Class A1, 2.38%, 01/26/2060(b)(g)	245,875	241,559
RUN Trust, Series 2022-NQM1, Class A1, 4.00%, 03/25/2067(b)	2,826,435	2,759,182
Sequoia Mortgage Trust,
Series 2013-3, Class A1, 2.00%, 03/25/2043(g)	438,265	366,945
Series 2013-6, Class A2, 3.00%, 05/25/2043(g)	538,729	478,486
Series 2013-7, Class A2, 3.00%, 06/25/2043(g)	346,471	307,068
Sonic Capital LLC, Series 2021-1A, Class A2I, 2.19%, 08/20/2051(b)	4,464,017	3,971,414
Starwood Mortgage Residential Trust,
Series 2020-1, Class A1, 2.28%, 02/25/2050(b)(g)	75,327	71,929
Series 2020-INV1, Class A1, 1.03%, 11/25/2055(b)(g)	810,762	767,473
Series 2022-1, Class A1, 2.45%, 12/25/2066(b)(g)	4,253,334	3,751,695
Structured Asset Securities Corp. Pass-Through Ctfs., Series 2002-AL1, Class AIO, 3.45%, 02/25/2032(g)	195,034	11,260
Subway Funding LLC,
Series 2024-1A, Class A2I, 6.03%, 07/30/2054(b)	3,141,000	3,195,362
Series 2024-3A, Class A2I, 5.25%, 07/30/2054(b)	2,990,000	2,947,555
Symphony CLO XVI Ltd., Series 2015-16A, Class ARR, 5.86% (3 mo. Term SOFR + 1.20%), 10/15/2031(b)(e)	2,365,490	2,367,460
Symphony CLO XX Ltd., Series 2018-20A, Class AR2, 5.75% (3 mo. Term SOFR + 1.10%), 01/16/2032(b)(e)	3,659,973	3,667,293
Synchrony Card Funding LLC, Series 2024-A2, Class A, 4.93%, 07/15/2030	1,995,000	2,014,159
Principal Amount		Value

Textainer Marine Containers Ltd., Series 2021-3A, CLass A, 1.94%, 08/20/2046(b)	$2,035,000	$1,794,553
Textainer Marine Containers VII Ltd., Series 2021-2A, Class A, 2.23%, 04/20/2046(b)	4,823,560	4,409,780
TierPoint Issuer LLC, Series 2023-1A, Class A2, 6.00%, 06/25/2053(b)	6,409,000	6,423,914
UBS Commercial Mortgage Trust, Series 2017-C5, Class XA, IO, 1.28%, 11/15/2050(h)	10,268,106	220,718
Vendee Mortgage Trust, Series 1995-2B, Class 2, IO, 0.79%, 06/15/2025(j)	239,711	152
Verus Securitization Trust,
Series 2020-1, Class A1, 3.42%, 01/25/2060(b)	713,178	699,372
Series 2021-1, Class A1B, 1.32%, 01/25/2066(b)(g)	1,822,694	1,627,102
Series 2021-2, Class A1, 1.03%, 02/25/2066(b)(g)	1,114,264	996,124
Series 2021-7, Class A1, 1.83%, 10/25/2066(b)	4,831,185	4,304,410
Series 2021-R1, Class A1, 0.82%, 10/25/2063(b)(g)	1,108,462	1,045,421
Series 2022-1, Class A1, 2.72%, 01/25/2067(b)	3,344,899	3,071,768
Series 2022-7, Class A1, 5.15%, 07/25/2067(b)	1,741,344	1,733,070
Series 2022-INV2, Class A1, 6.79%, 10/25/2067(b)	2,284,540	2,299,483
Series 2024-7, Class A1, 5.10%, 09/25/2069(b)(g)	2,015,650	2,005,310
Visio Trust, Series 2020-1R, Class A1, 1.31%, 11/25/2055(b)	777,559	739,245
WaMu Mortgage Pass-Through Ctfs. Trust,
Series 2003-AR10, Class A7, 6.55%, 10/25/2033(g)	66,842	64,156
Series 2005-AR14, Class 1A4, 4.92%, 12/25/2035(g)	28,910	26,775
Series 2005-AR16, Class 1A1, 4.78%, 12/25/2035(g)	133,973	122,261
Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class XA, IO, 1.00%, 12/15/2050(h)	11,332,381	242,760
Wendy’s Funding LLC, Series 2019-1A, Class A2I, 3.78%, 06/15/2049(b)	6,247,046	6,102,760
WF Card Issuance Trust, Series 2024-A1, Class A, 4.94%, 02/15/2029	10,000,000	10,115,962
Zaxby’s Funding LLC, Series 2021-1A, Class A2, 3.24%, 07/30/2051(b)	9,670,162	8,843,615
Ziply Fiber Issuer LLC, Series 2024-1A, Class A2, 6.64%, 04/20/2054(b)	3,907,000	4,015,802
Total Asset-Backed Securities (Cost $507,589,005)		487,392,417
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value
U.S. Treasury Securities–5.35%
U.S. Treasury Bills–0.34%
4.45% - 4.78%, 01/30/2025(k)	$6,622,000	$6,573,746
U.S. Treasury Notes–5.01%
4.13%, 10/31/2026	66,155,100	66,067,238
4.13%, 11/15/2027	7,831,300	7,834,053
4.13%, 10/31/2029	24,448,600	24,489,666
		98,390,957
Total U.S. Treasury Securities (Cost $104,901,698)		104,964,703

Agency Credit Risk Transfer Notes–0.58%
Fannie Mae Connecticut Avenue Securities,
Series 2022-R03, Class 1M1, 6.83% (30 Day Average SOFR + 2.10%), 03/25/2042(b)(e)	3,917,610	3,983,124
Series 2022-R04, Class 1M1, 6.73% (30 Day Average SOFR + 2.00%), 03/25/2042(b)(e)	1,950,395	1,975,344
Series 2023-R02, Class 1M1, 7.03% (30 Day Average SOFR + 2.30%), 01/25/2043(b)(e)	1,383,565	1,415,859
Freddie Mac,
Series 2022-HQA3, Class M1, STACR®, 7.03% (30 Day Average SOFR + 2.30%), 08/25/2042(b)(e)	1,964,922	2,012,858
Series 2022-DNA6, Class M1, STACR®, 6.88% (30 Day Average SOFR + 2.15%), 09/25/2042(b)(e)	777,382	786,770
Series 2023-DNA1, Class M1, STACR®, 6.83% (30 Day Average SOFR + 2.10%), 03/25/2043(b)(e)	1,112,965	1,129,929
Total Agency Credit Risk Transfer Notes (Cost $11,106,839)		11,303,884
U.S. Government Sponsored Agency Mortgage-Backed Securities–0.54%
Collateralized Mortgage Obligations–0.29%
Fannie Mae Interest STRIPS,
IO, 7.50%, 11/25/2029(j)	232,923	27,281
6.50%, 02/25/2032 to 07/25/2032(j)	162,103	20,439
6.00%, 12/25/2032 to 09/25/2035(j)	405,923	51,250
5.50%, 11/25/2033 to 06/25/2035(j)	338,443	48,693
PO, 0.00%, 09/25/2032(l)	13,383	12,017
Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
Fannie Mae REMICs,
IO, 3.00%, 11/25/2027(j)	$276,430	$6,650
2.99% (7.90% - (30 Day Average SOFR + 0.11%)), 11/18/2031 to 12/18/2031(e)(j)	85,528	7,551
3.05% (7.90% - (30 Day Average SOFR + 0.11%)), 11/25/2031(e)(j)	18,219	1,772
3.10% (7.95% - (30 Day Average SOFR + 0.11%)), 01/25/2032 to 07/25/2032(e)(j)	81,943	6,333
3.09% (8.00% - (30 Day Average SOFR + 0.11%)), 03/18/2032(e)(j)	37,361	3,599
3.25% (8.10% - (30 Day Average SOFR + 0.11%)), 03/25/2032 to 04/25/2032(e)(j)	53,000	5,325
2.15% (7.00% - (30 Day Average SOFR + 0.11%)), 04/25/2032(e)(j)	35,350	2,555
2.95% (7.80% - (30 Day Average SOFR + 0.11%)), 04/25/2032(e)(j)	16,171	1,723
3.15% (8.00% - (30 Day Average SOFR + 0.11%)), 07/25/2032 to 09/25/2032(e)(j)	107,024	11,421
3.19% (8.10% - (30 Day Average SOFR + 0.11%)), 12/18/2032(e)(j)	75,708	6,427
3.40% (8.25% - (30 Day Average SOFR + 0.11%)), 02/25/2033 to 05/25/2033(e)(j)	95,334	13,232
7.00%, 04/25/2033(j)	467,333	64,739
1.85% (6.70% - (30 Day Average SOFR + 0.11%)), 02/25/2035(e)(j)	399,549	33,120
1.20% (6.05% - (30 Day Average SOFR + 0.11%)), 03/25/2035 to 07/25/2038(e)(j)	228,043	15,937
1.90% (6.75% - (30 Day Average SOFR + 0.11%)), 03/25/2035 to 05/25/2035(e)(j)	110,956	4,529
1.75% (6.60% - (30 Day Average SOFR + 0.11%)), 05/25/2035(e)(j)	89,411	5,250
3.50%, 08/25/2035(j)	2,159,332	234,391
1.69% (6.54% - (30 Day Average SOFR + 0.11%)), 06/25/2037(e)(j)	82,138	6,550
1.70% (6.55% - (30 Day Average SOFR + 0.11%)), 10/25/2041(e)(j)	226,992	17,290
1.30% (6.15% - (30 Day Average SOFR + 0.11%)), 12/25/2042(e)(j)	477,939	51,556
4.50%, 02/25/2043(j)	135,160	17,036
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
1.05% (5.90% - (30 Day Average SOFR + 0.11%)), 09/25/2047(e)(j)	$3,974,542	$389,353
6.50%, 11/25/2029	24,665	25,048
5.85% (30 Day Average SOFR + 1.11%), 04/25/2032(e)	23,170	23,377
5.41% (30 Day Average SOFR + 0.61%), 10/18/2032(e)	11,387	11,333
5.25% (30 Day Average SOFR + 0.51%), 11/25/2033 to 03/25/2042(e)	61,011	60,320
5.50%, 04/25/2035 to 07/25/2046(j)	1,793,447	1,307,029
6.79% (24.57% - (3.67 x (30 Day Average SOFR + 0.11%))), 03/25/2036(e)	48,408	59,334
6.42% (24.20% - (3.67 x (30 Day Average SOFR + 0.11%))), 06/25/2036(e)	171,383	193,207
5.00%, 04/25/2040	19	19
4.00%, 03/25/2041 to 08/25/2047(j)	627,344	147,979
5.30% (30 Day Average SOFR + 0.56%), 02/25/2047(e)	37,921	37,684
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series K734, Class X1, IO, 0.77%, 02/25/2026(h)	25,842,676	132,994
Series K735, Class X1, IO, 1.09%, 05/25/2026(h)	25,971,008	249,368
Series K093, Class X1, IO, 1.08%, 05/25/2029(h)	21,371,263	728,339
Freddie Mac REMICs,
IO, 3.00%, 06/15/2027 to 12/15/2027(j)	935,177	23,257
2.50%, 05/15/2028(j)	249,326	6,720
3.79% (8.70% - (30 Day Average SOFR + 0.11%)), 07/17/2028(e)(j)	17	0
3.13% (8.05% - (30 Day Average SOFR + 0.11%)), 02/15/2029(e)(j)	69,569	4,412
2.83% (7.75% - (30 Day Average SOFR + 0.11%)), 06/15/2029(e)(j)	65,644	3,393
3.18% (8.10% - (30 Day Average SOFR + 0.11%)), 06/15/2029 to 09/15/2029(e)(j)	41,216	2,477
1.78% (6.70% - (30 Day Average SOFR + 0.11%)), 01/15/2035(e)(j)	250,530	14,100
1.83% (6.75% - (30 Day Average SOFR + 0.11%)), 02/15/2035(e)(j)	48,937	2,801
1.80% (6.72% - (30 Day Average SOFR + 0.11%)), 05/15/2035(e)(j)	133,187	7,563
1.23% (6.15% - (30 Day Average SOFR + 0.11%)), 07/15/2035(e)(j)	159,823	7,419
2.08% (7.00% - (30 Day Average SOFR + 0.11%)), 12/15/2037(e)(j)	34,033	3,461
Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
1.08% (6.00% - (30 Day Average SOFR + 0.11%)), 04/15/2038(e)(j)	$25,516	$2,169
1.15% (6.07% - (30 Day Average SOFR + 0.11%)), 05/15/2038(e)(j)	504,263	44,553
1.33% (6.25% - (30 Day Average SOFR + 0.11%)), 12/15/2039(e)(j)	88,260	7,141
1.18% (6.10% - (30 Day Average SOFR + 0.11%)), 01/15/2044(e)(j)	547,850	51,213
6.50%, 04/15/2028 to 06/15/2032	363,675	374,261
6.00%, 01/15/2029 to 04/15/2029	139,225	140,868
7.50%, 09/15/2029	18,792	19,315
8.00%, 03/15/2030	12,622	13,080
5.87% (30 Day Average SOFR + 1.06%), 08/15/2031 to 01/15/2032(e)	33,995	34,331
5.92% (30 Day Average SOFR + 1.11%), 12/15/2031 to 03/15/2032(e)	70,447	70,787
5.42% (30 Day Average SOFR + 0.61%), 01/15/2033(e)	1,528	1,525
5.00%, 08/15/2035	747,940	760,275
4.00%, 06/15/2038 to 03/15/2045(j)	96,573	45,670
Freddie Mac STRIPS,
IO, 3.00%, 12/15/2027(j)	389,915	13,620
3.15%, 12/15/2027(h)	118,521	3,608
6.50%, 02/01/2028(j)	5,428	371
7.00%, 09/01/2029(j)	53,008	5,575
7.50%, 12/15/2029(j)	27,256	3,152
6.00%, 12/15/2032(j)	25,085	2,647
		5,711,814
Federal Home Loan Mortgage Corp. (FHLMC)–0.06%
9.00%, 01/01/2025 to 05/01/2025	28	28
8.50%, 06/01/2026 to 08/17/2026	2,621	2,626
6.50%, 07/01/2028 to 04/01/2034	33,949	35,128
7.00%, 08/01/2028 to 03/01/2035	375,812	391,009
7.50%, 01/01/2032 to 02/01/2032	188,936	195,612
5.00%, 07/01/2033 to 06/01/2034	125,849	127,024
5.50%, 09/01/2039	340,214	346,323
ARM, 7.47% (6 mo. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.72%), 07/01/2036(e)	5,645	5,704
6.72% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 2.29%), 02/01/2037(e)	1,493	1,523
6.45% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 2.08%), 01/01/2038(e)	5,467	5,572
		1,110,549
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

	Principal Amount	Value
Federal National Mortgage Association (FNMA)–0.15%
7.00%, 12/01/2025 to 08/01/2036	$703,631	$728,628
7.50%, 02/01/2027 to 08/01/2033	419,894	431,252
6.50%, 12/01/2029 to 10/01/2035	541,779	555,745
9.00%, 01/01/2030	7,516	7,524
8.50%, 05/01/2030 to 07/01/2030	48,364	49,806
6.00%, 06/01/2030 to 03/01/2037	925,832	961,400
8.00%, 07/01/2032	28,250	28,265
5.50%, 02/01/2035 to 05/01/2036	125,399	127,839
ARM, 6.99% (1 yr. U.S. Treasury Yield Curve Rate + 2.22%), 11/01/2032(e)	13,072	13,401
6.94% (1 yr. U.S. Treasury Yield Curve Rate + 2.20%), 05/01/2035(e)	15,523	16,120
6.57% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.72%), 03/01/2038(e)	4,032	4,093
		2,924,073
Government National Mortgage Association (GNMA)–0.04%
7.50%, 08/15/2025 to 11/15/2026	3,040	3,048
7.00%, 10/15/2026 to 01/20/2030	25,344	25,588
8.50%, 07/20/2027	3,714	3,727
6.50%, 07/15/2028 to 02/15/2034	294,633	304,339
IO, 1.83% (6.55% - (1 mo. Term SOFR + 0.11%)), 04/16/2037(e)(j)	442,623	32,029
1.93% (6.65% - (1 mo. Term SOFR + 0.11%)), 04/16/2041(e)(j)	617,675	39,463
4.50%, 09/16/2047(j)	1,408,218	203,701
1.48% (6.20% - (1 mo. Term SOFR + 0.11%)), 10/16/2047(e)(j)	1,464,750	195,925
		807,820
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $13,947,259)		10,554,256

Municipal Obligations–0.34%
New Jersey Transportation Trust Fund Authority, Series 2024 BB, Ref. RB, 5.09%, 06/15/2025 (Cost $6,730,000)	6,730,000	6,739,904
Shares		Value
Preferred Stocks–0.33%
Diversified Financial Services–0.33%
Apollo Global Management, Inc., 7.63%, Pfd. (Cost $5,994,375)(d)	239,775	$6,519,482

Exchange-Traded Funds–0.03%
Invesco High Yield Select ETF(m)	10,000	257,600
Invesco Short Duration Bond ETF(m)	12,000	299,460
Total Exchange-Traded Funds (Cost $548,583)		557,060
Common Stocks & Other Equity Interests–0.00%
Agricultural Products & Services–0.00%
Locus Agriculture Solutions, Inc., Wts., expiring 12/31/2032 (Cost $0)(i)	44	0
Money Market Funds–0.33%
Invesco Government & Agency Portfolio, Institutional Class, 4.57%(m)(n)	2,260,478	2,260,478
Invesco Treasury Portfolio, Institutional Class, 4.53%(m)(n)	4,191,200	4,191,200
Total Money Market Funds (Cost $6,451,678)		6,451,678
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.52% (Cost $1,964,135,991)		1,953,960,334
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–8.69%
Invesco Private Government Fund, 4.63%(m)(n)(o)	47,808,898	47,808,898
Invesco Private Prime Fund, 4.71%(m)(n)(o)	122,815,420	122,852,264
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $170,665,453)		170,661,162
TOTAL INVESTMENTS IN SECURITIES–108.21% (Cost $2,134,801,444)		2,124,621,496
OTHER ASSETS LESS LIABILITIES—(8.21)%		(161,147,756)
NET ASSETS–100.00%		$1,963,473,740
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Investment Abbreviations:
ARM	– Adjustable Rate Mortgage
CLO	– Collateralized Loan Obligation
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
IBOR	– Interbank Offered Rate
IO	– Interest Only
Pfd.	– Preferred
PO	– Principal Only
RB	– Revenue Bonds
Ref.	– Refunding
REIT	– Real Estate Investment Trust
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
USD	– U.S. Dollar
Wts.	– Warrants
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
November 30, 2024 was $835,187,987, which represented 42.54% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at November 30, 2024.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2024.
(f)	Perpetual bond with no specified maturity date.
(g)
Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on November 30, 2024.

(h)
Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on
November 30, 2024.

(i)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(j)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(k)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(l)	Zero coupon bond issued at a discount.
(m)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended November 30, 2024.

	Value February 29, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value November 30, 2024	Dividend Income
Invesco High Yield Select ETF	$253,291	$-	$-	$4,309	$-	$257,600	$13,004
Invesco Short Duration Bond ETF	231,403	299,430	(231,337)	855	(891)	299,460	6,062
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	1,075,734	175,866,471	(174,681,727)	-	-	2,260,478	583,951
Invesco Liquid Assets Portfolio, Institutional Class	768,382	68,087,340	(68,855,690)	-	(32)	-	186,772
Invesco Treasury Portfolio, Institutional Class	1,229,410	269,027,176	(266,065,386)	-	-	4,191,200	892,977
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	53,492,903	210,138,489	(215,822,494)	-	-	47,808,898	1,616,233*
Invesco Private Prime Fund	137,553,169	509,976,690	(524,655,557)	17,682	(39,720)	122,852,264	4,355,677*
Total	$194,604,292	$1,233,395,596	$(1,250,312,191)	$22,846	$(40,643)	$177,669,900	$7,654,676

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(n)	The rate shown is the 7-day SEC standardized yield as of November 30, 2024.
(o)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	3,780	March-2025	$779,093,441	$1,456,156	$1,456,156
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 5 Year Notes	1,742	March-2025	(187,441,923)	(1,351,813)	(1,351,813)
U.S. Treasury 10 Year Notes	303	March-2025	(33,689,812)	(419,650)	(419,650)
U.S. Treasury 10 Year Ultra Notes	475	March-2025	(54,528,516)	(973,296)	(973,296)
U.S. Treasury Long Bonds	225	March-2025	(26,887,500)	(661,441)	(661,441)
U.S. Treasury Ultra Bonds	27	March-2025	(3,434,062)	(113,125)	(113,125)
Subtotal—Short Futures Contracts				(3,519,325)	(3,519,325)
Total Futures Contracts				$(2,063,169)	$(2,063,169)

(a)	Futures contracts collateralized by $1,779,108 cash held with Merrill Lynch International, the futures commission merchant.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events cause market movements to occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$1,319,476,950	$—	$1,319,476,950
Asset-Backed Securities	—	481,015,735	6,376,682	487,392,417
U.S. Treasury Securities	—	104,964,703	—	104,964,703
Agency Credit Risk Transfer Notes	—	11,303,884	—	11,303,884
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	10,554,256	—	10,554,256
Municipal Obligations	—	6,739,904	—	6,739,904
Preferred Stocks	6,519,482	—	—	6,519,482
Exchange-Traded Funds	557,060	—	—	557,060
Common Stocks & Other Equity Interests	—	—	0	0
Money Market Funds	6,451,678	170,661,162	—	177,112,840
Total Investments in Securities	13,528,220	2,104,716,594	6,376,682	2,124,621,496
Other Investments - Assets*
Investments Matured	—	42,535	—	42,535
Futures Contracts	1,456,156	—	—	1,456,156
	1,456,156	42,535	—	1,498,691
Other Investments - Liabilities*
Futures Contracts	(3,519,325)	—	—	(3,519,325)
Total Other Investments	(2,063,169)	42,535	—	(2,020,634)
Total Investments	$11,465,051	$2,104,759,129	$6,376,682	$2,122,600,862

*	Futures contracts are valued at unrealized appreciation (depreciation). Investments matured are shown at value.
Invesco Short Term Bond Fund